Supplemental Disclosure of Cash Flow Information - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Noncash or Part Noncash Acquisitions [Line Items]
Interest paid	$ 907,771	$ 0
Taxes paid	0	0	3,710	3,564
Repayment of working capital line	1,300,000
Redeemable Notes [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Principal amount of redeemable notes converted	1,016,956
Accrued interest of redeemable notes converted	537,924
Sprint APA [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Business acquisition, common stock shares issued	500,000
Business acquisition, value of common stock shares issued	10,000,000
Common Stock [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Common stock issued in exchange of debt repayment	65,000
Common Stock [Member] | Redeemable Notes [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Common stock issued in exchange of debt repayment	77,734
Preferred Stock [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Repayment of accounts payable liability		$ 9,000